INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES	NOTE 4 - INVENTORIES
	December 31,
	2 0 1 3	2 0 1 4

Raw materials	$14,484	$17,483
Work in process	118	122
Finished goods	21,473	23,043
Total inventories	$36,075	$40,648